                                  VIA EDGAR
                                  ---------

CHRISTOPHER A. MARTIN
Senior Counsel
PHONE: (314) 444-0499
Fax:   (314) 444-0510
                                 May 9, 2001




   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Washington, D.C. 20549

                                  RE:  GENERAL AMERICAN LIFE INSURANCE COMPANY
                                       SEPARATE ACCOUNT ELEVEN -- JOINT AND
                                       SURVIVOR VARIABLE UNIVERSAL LIFE 98
                                       FILE NOS. 333-53673 & 811-4901

   Ladies and Gentlemen:

   Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), General American Life Insurance Company Separate Account Eleven -- Joint and Survivor Variable Universal Life 98 (the "Registrant") hereby certifies that: (i) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 4 to the Registrant's Registration Statement, and (ii) the text of Post-Effective Amendment No. 4 was filed electronically via EDGAR.

   If you have any questions regarding this filing, please call me at
   (314) 444-0499.

                                       Sincerely,

                                       /s/ Christopher A. Martin

                                       Christopher A. Martin